Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Retirement Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligations	$35,502	$33,599
Fair value of plan assets	(36,605)	(36,580)
Funded status - surplus	$(1,103)	$(2,981)

Net defined benefit liabilities	$2,288	$2,285
Net defined benefit assets	(3,391)	(5,266)
	$(1,103)	$(2,981)

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligations and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligations	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2020	$41,197	$39,820	$1,377
Current service cost	2,052	—	2,052
Interest expense/interest income	298	297	1
Amounts recognized in profit or loss	2,350	297	2,053
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	1,308	(1,308)
Actuarial losses recognized from changes in financial assumptions	590	—	590
Actuarial gains recognized from experience adjustments	(475)	—	(475)
Amounts recognized in other comprehensive income	115	1,308	(1,193)
Contributions from employer	—	1,964	(1,964)
Benefits paid	(3,919)	(3,919)	—
Benefits paid directly by the Company	(263)	—	(263)
Acquired by business combinations (Note 14)	56	24	32
Balance on December 31, 2020	39,536	39,494	42
Current service cost	1,253	—	1,253
Interest expense/interest income	190	195	(5)
Amounts recognized in profit or loss	1,443	195	1,248
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	501	(501)
Actuarial gain recognized from changes in demographic assumptions	(434)	—	(434)
Actuarial loss recognized from experience adjustments	545	—	545
Amounts recognized in other comprehensive income	111	501	(390)
Contributions from employer	—	1,727	(1,727)
Benefits paid	(5,312)	(5,312)	—
Benefits paid directly by the Company	(276)	—	(276)
Balance on December 31, 2021	35,502	36,605	(1,103)
Current service cost	1,085	—	1,085
Interest expense/interest income	171	181	(10)
Amounts recognized in profit or loss	1,256	181	1,075
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	2,968	(2,968)
Actuarial loss recognized from changes in financial assumptions	208	—	208
Actuarial loss recognized from experience adjustments	1,606	—	1,606
Amounts recognized in other comprehensive income	1,814	2,968	(1,154)
Contributions from employer	—	1,555	(1,555)
Benefits paid	(4,729)	(4,729)	—
Benefits paid directly by the Company	(244)	—	(244)
Balance on December 31, 2022	$33,599	$36,580	$(2,981)

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,205	$725	$565
Marketing expenses	603	367	360
General and administrative expenses	121	80	86
Research and development expenses	72	44	37
	$2,001	$1,216	$1,048

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2021	2022
Discount rates	0.50%	1.25%
Expected rates of salary increase	1.00%-2.25%	1.00%-2.25%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present values of the defined benefit obligations would increase (decrease) as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,073)	$(996)
0.5% decrease	$1,139	$1,056
Expected rates of salary increase
0.5% increase	$1,217	$1,130
0.5% decrease	$(1,157)	$(1,075)

Summary of Sensitivity Analysis

There is no change in the methods and assumptions used in preparing the sensitivity analysis from the previous period.

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$1,681	$1,542
The average duration of the defined benefit obligations	6.3-12 years	6.2-11 years

Maturity Analysis of Undiscounted Benefit Payments

As of December 31, 2022, the Company’s maturity analysis of the undiscounted benefit payments was as follows:

Year	Amount
NT$
(In Millions)
2023	$2,673
2024	6,184
2025	9,313
2026	10,556
2027 and thereafter	36,623
$65,349